Share-based payments - Details grants Materialise (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares
Plan 2015 (sept 16) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	0.24%
Expected life | €	4.3
Exercise price (in EUR)	€ 6.45
Stock price (in EUR)	6.42
Fair value SAR	€ 2.41
IPO 2015 (Nov) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	1.17%
Expected life | €	5.5
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.08
Fair value SAR	€ 3.3
IPO 2014 (Nov) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	1.12%
Expected life | €	5.5
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.67
Fair value SAR	€ 3.94
IPO 2014 (June) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%	[1]
Expected volatility	46.00%	[1]
Risk-free interest rate	1.70%	[1]
Expected life | €	5.5	[1]
Exercise price (in EUR)	€ 8.81	[1]
Stock price (in EUR)	8.81	[1]
Fair value SAR	€ 3.83	[1]
2013 (Dec) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.56%
Expected life | €	5.5
Exercise price (in EUR)	€ 8.54
Stock price (in EUR)	18.09
Fair value SAR	€ 12.23
2013 (Oct) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	53.00%
Risk-free interest rate	2.43%
Expected life | €	5.5
Exercise price (in EUR)	€ 7.86
Stock price (in EUR)	18.09
Fair value SAR	€ 12.77

[1]	(*) Exercise price, stock price and fair value are not adjusted for the 1 to 4 stock-split completed in June 2014.